Interest-bearing loans and borrowings - Venture Debt (Details) $ / shares in Units, $ in Thousands	Feb. 18, 2019 $ / shares	Oct. 26, 2018 USD ($) $ / shares shares	Oct. 26, 2018 EUR (€)	Oct. 26, 2018 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Additional fee to be paid at end of term		2.50%		2.50%
Exercise price (in dollars per share)	$ 0.02
Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 14,000		€ 12,000,000
Borrowings, interest rate		9.00%		9.00%
Subscription price (in dollars per share)		$ 1.00
Number of warrants issued | shares		816,716		816,716
Exercise price (in dollars per share)		$ 1.34
Venture debt | Financial liabilities at fair value through profit or loss | Bond Issuance Agreement
Disclosure of detailed information about borrowings [line items]
Adjustments for increase (decrease) in derivative financial liabilities		$ (819)	€ (712,000)
Increase in borrowings		$ 12,800	€ 10,900,000